Segment and Geographical Information - Summary of Revenue from Customers for Major Service Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of major customers [line items]
Revenues	$ 477,388	$ 473,481
Accounts Receivable and Other Receivables Benchmark | One customer | Canada | Customer Concentration Risk
Disclosure of major customers [line items]
Concentration risk percentage	10.00%	10.00%
Canada
Disclosure of major customers [line items]
Revenues	$ 218,532	$ 251,902
U.S.
Disclosure of major customers [line items]
Revenues	233,158	200,515
International
Disclosure of major customers [line items]
Revenues	25,698	21,064
Strategic consulting and enterprise transformation services - time and materials arrangements
Disclosure of major customers [line items]
Revenues	324,567	337,624
Strategic consulting and enterprise transformation services - time and materials arrangements | Canada
Disclosure of major customers [line items]
Revenues	178,086	211,478
Strategic consulting and enterprise transformation services - time and materials arrangements | U.S.
Disclosure of major customers [line items]
Revenues	123,595	107,159
Strategic consulting and enterprise transformation services - time and materials arrangements | International
Disclosure of major customers [line items]
Revenues	22,886	18,987
Enterprise transformation services - fixed-fee arrangements
Disclosure of major customers [line items]
Revenues	79,635	61,402
Enterprise transformation services - fixed-fee arrangements | Canada
Disclosure of major customers [line items]
Revenues	26,370	24,621
Enterprise transformation services - fixed-fee arrangements | U.S.
Disclosure of major customers [line items]
Revenues	51,129	35,113
Enterprise transformation services - fixed-fee arrangements | International
Disclosure of major customers [line items]
Revenues	$ 2,136	$ 1,668